Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	¥ 4,744	¥ 3,972	¥ 2,434
Promotion and advertising expenses	1,823	1,511	660
TencentGroup [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	752	589	493
Promotion and advertising expenses	231	207	187
TencentGroup [Member] | Online Music Services
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note)	355	51	33
TencentGroup [Member] | Online Music Services to Company Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note)	40	18
TencentGroup [Member] | Social Entertainment Services and Others to The Company’s Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note)	21	63	20
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group	132	88	¥ 45
Other costs to the Company's associates and associates of Tencent Group	¥ 25	¥ 14